Consolidated Statements of Shareholders' Equity and Comprehensive Income/(Loss) (CNY) In Thousands, except Share data	Total	Ordinary Shares	Additional paid-in capital	Statutory reserves	Retained earnings	Accumulated other comprehensive loss	Total Comprehensive Income/(loss)
Balance at Dec. 31, 2007	4,136,498	123	3,655,194	71,619	417,203	(7,641)
Balance, shares at Dec. 31, 2007		154,058,500
Share based compensation	113,192		113,192
Exercise of stock options	18,877	1	18,876
Exercise of stock options, shares		798,000
Issuance of ordinary shares pursuant to ADS Lending Agreement	9	9
Issuance of ordinary shares pursuant to ADS Lending Agreement, shares		13,125,520
Recognition of fair value of own-share lending arrangements issued in contemplation of convertible notes issuance (Note 14)	230,729		230,729
Impairment on share lending arrangement (Note 14)	469,042		469,042
Statutory reserves				97,957	(97,957)
Net (loss)/income (As adjusted (Note 2 (z)))	(48,695)				(48,695)		(48,695)
Other comprehensive loss for foreign currency translation adjustment	(383)					(383)	(383)
Other comprehensive income for available-for-sale securities	7,641					7,641	7,641
Balance at Dec. 31, 2008	4,926,910	133	4,487,033	169,576	270,551	(383)	(41,437)
Balance, shares at Dec. 31, 2008		167,982,020
Share based compensation	79,935		79,935
Exercise of stock options	16,841	1	16,840
Exercise of stock options, shares		1,036,400
Statutory reserves				41,626	(41,626)
Net (loss)/income (As adjusted (Note 2 (z)))	(193,499)				(193,499)		(193,499)
Other comprehensive loss for foreign currency translation adjustment	(6,798)					(6,798)	(6,798)
Other comprehensive income/loss for forward contract (Note 19)	(831)					(831)	(831)
Balance at Dec. 31, 2009	4,822,558	134	4,583,808	211,202	35,426	(8,012)	(201,128)
Balance, shares at Dec. 31, 2009		169,018,420
Share based compensation	88,049		88,049
Exercise of stock options	8,276		8,276
Exercise of stock options, shares		957,850
Statutory reserves				186,284	(186,284)
Net (loss)/income (As adjusted (Note 2 (z)))	1,755,351				1,755,351		1,755,351
Other comprehensive loss for foreign currency translation adjustment	3,596					3,596	3,596
Other comprehensive income/loss for forward contract (Note 19)	2,326					2,326	2,326
Balance at Dec. 31, 2010	6,680,156	134	4,680,133	397,486	1,604,493	(2,090)	1,761,273
Balance, shares at Dec. 31, 2010		169,976,270